Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of Other Non-Current Assets
Other non-current assets comprise of the following:

(in thousands of $)	September 30, 2021	December 31, 2020
Oil and gas derivative instruments (1)	174,114	540
Operating lease right-of-use-assets	11,817	14,642
Other non-current assets	3,930	12,729
	189,861	27,911
(1) “Oil and gas derivative instruments” refers to the oil derivative embedded in the Hilli LTA and the gas derivative linked to the Dutch Title Transfer Facility (“TTF”) which arises from the 2022 contracted capacity of the Hilli LTA.